T. ROWE PRICE International Discovery Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.9%
Common Stocks 1.9%
MercadoLibre (USD) (1) 48,242 103,613
Vista Energy, ADR (USD) (1) 445,523 26,950
Total Argentina (Cost $27,626) 130,563
AUSTRALIA 2.1%
Common Stocks 2.1%
ALS  2,828,456 48,229
Capricorn Metals (1) 1,154,160 10,810
Cochlear  117,465 21,895
Emerald Resources (1) 4,910,401 23,086
IDP Education (2) 3,385,316 14,732
Netwealth Group  482,065 8,168
Reliance Worldwide  4,376,219 11,372
Total Australia (Cost $108,199) 138,292
AUSTRIA 2.8%
Common Stocks 2.8%
ASTA Energy Solutions (1) 95,554 4,531
BAWAG Group  1,128,651 183,604
Total Austria (Cost $47,721) 188,135
BELGIUM 0.8%
Common Stocks 0.8%
KBC Ancora  209,530 19,255
Syensqo  159,610 13,433
Warehouses De Pauw  681,420 19,309
Total Belgium (Cost $44,289) 51,997
BRAZIL 2.3%
Common Stocks 2.3%
Klabin  9,618,184 35,144
Localiza Rent a Car  2,762,074 25,423
Multiplan Empreendimentos Imobiliarios  3,409,032 21,402
Raia Drogasil  10,230,248 47,509

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
TOTVS  2,611,767 22,139
151,617
Preferred Stocks 0.0%
Klabin  2 —
Localiza Rent a Car (1) 106,231 945
945
Total Brazil (Cost $109,963) 152,562
CANADA 9.5%
Common Stocks 9.5%
Aris Mining (1) 1,380,300 23,883
Aritzia (1) 144,482 11,388
AtkinsRealis Group (2) 614,292 43,111
ATS (1)(2) 606,686 17,243
Badger Infrastructure Solutions (2) 910,040 51,455
Capstone Copper (1)(2) 3,002,658 33,276
Definity Financial (2) 642,590 31,449
Descartes Systems Group (1) 545,180 40,715
DPM Metals (2) 511,791 17,857
DPM Metals, CDI (AUD) (2) 1,429,598 52,392
Equinox Gold (1) 880,300 12,594
ERO Copper (1)(2) 1,790,961 60,082
Exchange Income (2) 662,851 46,246
G Mining Ventures (1) 826,200 26,194
Jamieson Wellness  947,296 24,106
Kinaxis (1) 246,456 24,887
North West (2) 467,470 16,688
OR Royalties (2) 828,084 32,651
Pet Valu Holdings (2) 766,700 15,372
Richelieu Hardware (2) 664,017 19,857
Shopify, Class A (1) 77,270 10,139
StorageVault Canada (2) 7,186,208 26,177
Total Canada (Cost $391,241) 637,762
CHINA 10.1%
Common Stocks 4.3%
ATRenew, ADR (USD) (1) 3,018,722 17,750
Bosideng International Holdings (HKD)  25,146,000 15,347
Busy Ming Group, Class H (HKD) (1) 118,000 6,208

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
C&D International Investment Group (HKD)  6,234,000 12,841
China Resources Mixc Lifestyle Services (HKD)  6,285,400 37,172
H World Group (HKD)  7,318,200 35,147
Hangzhou Tigermed Consulting, Class H (HKD)  2,192,200 15,489
iQIYI, ADR (USD) (1)(2) 9,487,345 19,734
Kanzhun, ADR (USD)  1,296,028 24,002
Kingboard Laminates Holdings (HKD) (2) 8,369,500 15,714
MINISO Group Holding (HKD)  4,050,200 18,808
Ninebot, CDR  2,364,745 17,622
Shenzhou International Group Holdings (HKD)  3,959,900 31,495
Tingyi Cayman Islands Holding (HKD)  9,834,000 14,905
Zepp Health, ADR (USD) (1)(2) 253,505 4,568
286,802
Common Stocks - China A Shares 5.8%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  660,851 28,602
China Jushi, A Shares (CNH)  11,876,967 36,460
Dongguan Yiheda Automation, A Shares (CNH)  2,849,900 11,100
Electric Connector Technology, A Shares (CNH)  2,401,604 14,722
Hongfa Technology, A Shares (CNH)  8,271,988 34,093
Jiangsu Zhongtian Technology, A Shares (CNH)  10,918,200 34,947
LB Group, A Shares (CNH)  5,013,000 15,964
Loncin Motor, A Shares (CNH)  15,748,981 34,700
Riyue Heavy Industry, A Shares (CNH)  10,125,987 20,201
Shenzhen YUTO Packaging Technology, A Shares (CNH)  4,943,520 20,529
WUS Printed Circuit Kunshan, A Shares (CNH)  2,578,563 25,756
Xiamen Tungsten, A Shares (CNH)  3,596,900 28,862
Yantai Jereh Oilfield Services Group, A Shares (CNH)  2,406,244 30,536
Yunnan Aluminium, A Shares (CNH)  8,324,600 39,778
Zhejiang Dingli Machinery, A Shares (CNH)  2,209,178 17,872
394,122
Total China (Cost $484,649) 680,924
CYPRUS 0.3%
Common Stocks 0.3%
Bank of Cyprus Holdings  1,527,569 16,854
Total Cyprus (Cost $15,822) 16,854

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
DENMARK 0.7%
Common Stocks 0.7%
Royal Unibrew  220,651 20,788
Zealand Pharma (1)(2) 398,488 26,650
Total Denmark (Cost $33,447) 47,438
FINLAND 0.7%
Common Stocks 0.7%
Mandatum  2,452,891 20,004
Valmet (2) 709,978 24,329
Total Finland (Cost $31,679) 44,333
FRANCE 5.8%
Common Stocks 5.8%
Beneteau (2) 2,183,572 20,536
Eurofins Scientific (2) 589,902 47,719
Exosens  373,019 23,896
Lectra (2) 712,883 19,113
Nexity (1)(2) 2,358,568 26,669
Planisware (2) 939,345 22,326
Robertet (2) 34,910 35,003
SPIE  2,232,460 122,325
Virbac  124,640 51,958
Vivendi  6,421,981 17,917
Total France (Cost $269,473) 387,462
GERMANY 3.3%
Common Stocks 3.3%
Adesso (2) 37,453 3,612
Bechtle (2) 483,067 25,038
flatexDEGIRO  1,433,606 69,931
Hypoport (1)(2) 90,549 10,562
IONOS Group (1) 596,423 19,229
Pfisterer Holding (1) 160,834 13,915
Redcare Pharmacy (1)(2) 770,316 56,924
Schott Pharma  1,139,066 19,374
Total Germany (Cost $190,937) 218,585

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
ICELAND 0.1%
Common Stocks 0.1%
Alvotech (USD) (1)(2) 1,140,084 6,122
Total Iceland (Cost $13,962) 6,122
INDIA 4.9%
Common Stocks 4.9%
Astral  2,316,139 37,219
Blue Star  1,144,309 22,685
Craftsman Automation  77,025 6,129
Dixon Technologies India  163,715 18,617
Eternal (1) 8,840,381 26,351
Hexaware Technologies  2,797,629 21,225
Info Edge India  1,530,383 20,829
KEI Industries  304,797 13,350
Lenskart Solutions (1) 1,545,675 7,685
Lenskart Solutions, 90 Days Lockup Shares (1) 1,265,881 5,979
Metro Brands  1,328,899 15,187
Page Industries  56,404 20,245
Polycab India  561,037 42,886
Prudent Corporate Advisory Services  556,827 14,519
Sapphire Foods India (1) 6,500,021 13,402
Swiggy (1) 4,857,524 16,378
Torrent Pharmaceuticals  485,401 20,917
Vedant Fashions  1,367,554 7,220
Total India (Cost $272,250) 330,823
ITALY 3.0%
Common Stocks 3.0%
Amplifon (2) 2,575,028 41,516
Carel Industries  1,432,757 35,635
Ermenegildo Zegna (USD) (2) 3,115,937 27,077
FinecoBank Banca Fineco  1,586,314 42,054
GVS (1)(2) 2,543,274 12,515
Interpump Group  752,890 43,679
Total Italy (Cost $138,016) 202,476

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 19.5%
Common Stocks 19.5%
Aiful  12,646,100 44,966
CKD (2) 1,193,900 31,846
Cover (1)(2) 2,661,500 28,005
Daicel (2) 2,896,600 27,345
Daiei Kankyo (2) 832,400 21,955
Daiwabo Holdings  1,073,400 21,109
Food & Life  240,900 13,160
Fukuoka Financial Group  505,700 18,389
Fuso Chemical (2) 518,800 25,005
Hanwa  1,164,700 59,230
Hikari Tsushin  68,400 18,891
Horiba (2) 412,100 48,877
Konica Minolta  8,948,800 39,171
Kyoritsu Maintenance (2) 734,500 13,356
Maeda Kosen (2) 1,251,800 14,982
Miura  1,848,400 38,007
Nakanishi  1,696,500 23,787
Nextage (2) 2,436,900 51,626
Nifco  390,300 12,152
Nippon Seiki  2,495,400 40,413
Nippon Soda  1,424,300 33,991
Niterra  841,900 36,810
Obara Group (2)(3) 1,366,200 33,375
Oji Holdings  5,509,800 32,637
Open House Group  308,500 18,153
Park24 (2) 1,365,000 19,022
Penta-Ocean Construction (2) 3,101,800 32,554
Relo Group  2,170,900 24,661
Rengo (2) 3,859,400 33,063
Resorttrust  1,459,200 17,003
Rigaku Holdings (2) 1,939,600 15,148
Round One (2) 4,525,200 31,970
Sakata INX (2)(3) 3,050,700 46,783
Sankyu (2) 339,000 20,196
Sega Sammy Holdings (2) 2,489,400 39,046
Strike (2) 408,100 11,123
Sumitomo Seika Chemicals (2) 377,500 13,088
Taiheiyo Cement  1,970,100 54,137
Takashimaya (2) 2,527,900 31,597

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Takeuchi Manufacturing (2) 379,800 15,725
Tokyo Kiraboshi Financial Group  653,000 42,634
Tokyo Seimitsu  394,600 35,751
Tokyo Tatemono (2) 1,446,100 34,030
Toyo Tire  1,633,300 44,017
Total Japan (Cost $878,439) 1,308,786
MAURITIUS 0.3%
Common Stocks 0.3%
Alphamin Resources (CAD)  17,481,613 17,075
Total Mauritius (Cost $13,289) 17,075
MEXICO 0.3%
Common Stocks 0.3%
Grupo Aeroportuario del Sureste, ADR (USD)  64,201 22,158
Total Mexico (Cost $11,128) 22,158
NETHERLANDS 0.9%
Common Stocks 0.9%
Aalberts  477,085 18,320
IMCD (2) 455,698 42,595
Total Netherlands (Cost $40,848) 60,915
NEW ZEALAND 0.4%
Common Stocks 0.4%
Fisher & Paykel Healthcare  1,091,828 25,507
Total New Zealand (Cost $2,520) 25,507
NORWAY 1.5%
Common Stocks 1.5%
Subsea 7  1,932,089 49,388
TGS  4,980,609 52,498
Total Norway (Cost $79,233) 101,886

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
POLAND 0.4%
Common Stocks 0.4%
Pepco Group  3,166,840 25,879
Total Poland (Cost $17,564) 25,879
SLOVENIA 0.5%
Common Stocks 0.5%
Nova Ljubljanska Banka, GDR  835,569 36,383
Total Slovenia (Cost $23,238) 36,383
SOUTH KOREA 1.8%
Common Stocks 1.8%
Cosmax (1) 135,126 18,956
DB Insurance  237,099 23,409
HD Hyundai Marine Solution  117,994 14,961
Hyundai Marine & Fire Insurance (1) 800,855 15,614
JYP Entertainment (1) 530,752 27,010
SM Entertainment (1) 255,387 20,484
Total South Korea (Cost $114,670) 120,434
SPAIN 2.0%
Common Stocks 2.0%
Aedas Homes  551,391 15,656
Fluidra  1,052,313 30,610
HBX Group International (1)(2) 1,775,836 16,510
Laboratorios Farmaceuticos Rovi  654,658 55,896
Neinor Homes  765,317 18,236
Total Spain (Cost $88,186) 136,908
SWEDEN 3.7%
Common Stocks 3.7%
Asker Healthcare Group (1)(2) 3,248,373 27,380
Beijer Ref (2) 1,389,086 19,773
Camurus (1)(2) 496,892 37,300
HMS Networks (1)(2) 365,245 16,465
Mildef Group (2) 793,486 11,692

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
MIPS (2) 655,020 20,388
Munters Group  897,584 17,722
NOBA Bank Group (1) 2,052,606 26,649
Nordnet (2) 638,720 20,665
Rusta  2,150,418 19,770
Trelleborg, Class B  485,312 19,639
Troax Group  738,707 12,052
Total Sweden (Cost $209,300) 249,495
SWITZERLAND 3.0%
Common Stocks 3.0%
Bossard Holding, Class A (2) 78,485 15,424
DKSH Holding  522,352 38,326
Georg Fischer (2) 353,112 23,535
Montana Aerospace (1) 2,124,567 91,701
SKAN Group (2) 113,666 8,592
Tecan Group (2) 153,316 27,012
Total Switzerland (Cost $181,053) 204,590
TAIWAN 3.8%
Common Stocks 3.8%
Airtac International Group  574,000 20,773
Bizlink Holding  471,000 19,128
E Ink Holdings  4,866,000 27,051
Elite Material  844,000 45,781
King Yuan Electronics  5,400,000 50,032
Lotes  266,000 11,980
MPI  428,000 33,824
Nan Ya Printed Circuit Board  1,309,000 15,943
Universal Microwave Technology  978,000 33,820
Total Taiwan (Cost $163,264) 258,332
UNITED KINGDOM 9.5%
Common Stocks 9.5%
Auction Technology Group (1)(2)(3) 7,204,308 30,482
Big Yellow Group  2,241,401 31,729
Bridgepoint Group  7,371,416 27,420
Croda International  1,288,831 48,164
Diploma  285,045 20,766

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Genuit Group  4,728,546 21,529
Genus  1,224,319 53,066
Helios Towers (1) 16,417,713 38,959
ICG  1,442,142 35,885
Oxford Nanopore Technologies (1)(2) 7,772,570 16,575
Persimmon  885,317 17,049
QinetiQ Group  4,431,208 30,528
Renishaw  519,410 27,006
Rosebank Industries (1) 3,312,257 15,829
Rotork  11,407,835 55,359
Spirax Group  666,765 66,439
Syncona (1) 7,260,116 9,801
Watches of Switzerland Group (1) 3,971,435 28,287
Weir Group  1,158,485 51,169
YouGov (2) 4,434,505 14,534
Total United Kingdom (Cost $528,779) 640,576
VIETNAM 2.2%
Common Stocks 2.2%
Asia Commercial Bank  35,036,321 32,631
Hoa Phat Group (1) 51,577,908 53,304
Military Commercial Joint Stock Bank  22,930,485 24,113
Phu Nhuan Jewelry  7,528,000 37,007
Total Vietnam (Cost $105,322) 147,055
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 3.76% (3)(4) 126,421,978 126,422
Total Short-Term Investments (Cost $126,422) 126,422

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.1%
Money Market Funds 2.1%
T. Rowe Price Treasury Reserve Fund, 3.74% (3)(4) 142,875,076 142,875
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 142,875
Total Securities Lending Collateral (Cost $142,875) 142,875
Total Investments in Securities  102.1%
(Cost $4,905,404) $ 6,859,604
Other Assets Less Liabilities (2.1)% (142,339)
Net Assets 100.0% $ 6,717,265
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2026.
(3) Affiliated Companies
(4) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CDR China Depositary Receipt
CNH Offshore China Renminbi
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Auction Technology Group  $ — $ 1,225 $ —
Obara Group  — (3,768) —
Sakata INX  (23) 1,831 772
T. Rowe Price Government Reserve Fund,
3.76% — — 507 ++
T. Rowe Price Treasury Reserve Fund, 3.74% — — — ++
Totals $ (23) # $ (712) $ 1,279 +
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
Auction Technology Group  $ 29,257 $ — $ — $ 30,482
Obara Group  37,143 — — 33,375
Sakata INX  46,756 — 1,804 46,783
T. Rowe Price Government
Reserve Fund, 3.76% 275,651 ¤ ¤ 126,422
T. Rowe Price Treasury
Reserve Fund, 3.74% — ¤ ¤ 142,875
Total $ 379,937 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,279 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $390,478.

T. ROWE PRICE International Discovery Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Discovery
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Discovery Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and,

T. ROWE PRICE International Discovery Fund

if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Discovery Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F38-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 251,974 $ 6,337,388 $ — $ 6,589,362
Preferred Stocks — 945 — 945
Short-Term Investments 126,422 — — 126,422
Securities Lending Collateral 142,875 — — 142,875
Total $ 521,271 $ 6,338,333 $ — $ 6,859,604